Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Jun 11, 2013
Document Effective Date	Jun 11, 2013
Prospectus Date	Apr 30, 2013

GOLDMAN SACHS TRUST

Class A, B, C, Institutional, Service, IR and R Shares (as applicable)
of the

Goldman Sachs Select Satellite Funds
 Goldman Sachs International Real Estate Securities Fund
Goldman Sachs Real Estate Securities Fund
(the “Funds”)

Supplement dated June 11, 2013 to the Prospectus dated April 30, 2013 (the “Prospectus”)

Effective immediately, the fourth paragraph of the Goldman Sachs International Real Estate Securities Fund—Summary—Principal Strategy section of the Prospectus and the first paragraph of the Investment Management Approach—Principal Investment Strategies—International Real Estate Securities Fund—Other section of the Prospectus are replaced with the following:

The Fund may also invest up to 20% of its total assets in REITs or other real estate industry companies organized or principally traded in the United States, other equity investments, and fixed income investments such as government, corporate and bank debt obligations.

Effective immediately, the third paragraph of the Goldman Sachs Real Estate Securities Fund—Summary—Principal Strategy section of the Prospectus and the third paragraph of the Investment Management Approach—Principal Investment Strategies—Real Estate Securities Fund section of the Prospectus are replaced with the following:

The Fund may also invest up to 20% of its total assets in fixed income investments such as government, corporate and bank debt obligations and in other equity investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, B, C, Institutional, Service, IR and R Shares (as applicable)
of the

Goldman Sachs Select Satellite Funds
 Goldman Sachs International Real Estate Securities Fund
Goldman Sachs Real Estate Securities Fund
(the “Funds”)

Supplement dated June 11, 2013 to the Prospectus dated April 30, 2013 (the “Prospectus”)

Effective immediately, the fourth paragraph of the Goldman Sachs International Real Estate Securities Fund—Summary—Principal Strategy section of the Prospectus and the first paragraph of the Investment Management Approach—Principal Investment Strategies—International Real Estate Securities Fund—Other section of the Prospectus are replaced with the following:

The Fund may also invest up to 20% of its total assets in REITs or other real estate industry companies organized or principally traded in the United States, other equity investments, and fixed income investments such as government, corporate and bank debt obligations.

Effective immediately, the third paragraph of the Goldman Sachs Real Estate Securities Fund—Summary—Principal Strategy section of the Prospectus and the third paragraph of the Investment Management Approach—Principal Investment Strategies—Real Estate Securities Fund section of the Prospectus are replaced with the following:

The Fund may also invest up to 20% of its total assets in fixed income investments such as government, corporate and bank debt obligations and in other equity investments.
Goldman Sachs International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, B, C, Institutional, Service, IR and R Shares (as applicable)
of the

Goldman Sachs Select Satellite Funds
 Goldman Sachs International Real Estate Securities Fund
Goldman Sachs Real Estate Securities Fund
(the “Funds”)

Supplement dated June 11, 2013 to the Prospectus dated April 30, 2013 (the “Prospectus”)

Effective immediately, the fourth paragraph of the Goldman Sachs International Real Estate Securities Fund—Summary—Principal Strategy section of the Prospectus and the first paragraph of the Investment Management Approach—Principal Investment Strategies—International Real Estate Securities Fund—Other section of the Prospectus are replaced with the following:

The Fund may also invest up to 20% of its total assets in REITs or other real estate industry companies organized or principally traded in the United States, other equity investments, and fixed income investments such as government, corporate and bank debt obligations.
Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, B, C, Institutional, Service, IR and R Shares (as applicable)
of the

Goldman Sachs Select Satellite Funds
 Goldman Sachs International Real Estate Securities Fund
Goldman Sachs Real Estate Securities Fund
(the “Funds”)

Supplement dated June 11, 2013 to the Prospectus dated April 30, 2013 (the “Prospectus”)

Effective immediately, the third paragraph of the Goldman Sachs Real Estate Securities Fund—Summary—Principal Strategy section of the Prospectus and the third paragraph of the Investment Management Approach—Principal Investment Strategies—Real Estate Securities Fund section of the Prospectus are replaced with the following:

The Fund may also invest up to 20% of its total assets in fixed income investments such as government, corporate and bank debt obligations and in other equity investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 11, 2013